Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Income Taxes [Line Items]
Income Taxes

(10)  Income Taxes

Income tax expense was $0 and $5 thousand for the nine months ended September 30, 2021 and 2020, respectively. The effective income tax rate was nil for the nine months ended September 30, 2021 and 2020. The Company’s effective tax rate differs from the U.S. statutory rate primarily due to a substantially full valuation allowance against its net deferred tax assets where it is more likely than not that some or all of the deferred tax assets will not be realized.

(10)  Income Taxes

(a)    Income Taxes

For the years ended December 31, 2020 and 2019, loss from continuing operations before taxes consists of the following:

	2020	2019
	(In thousands)
U.S. operations	$121,473	$194,592
Foreign operations	26	25
Loss before income taxes	$121,499	$194,617

The federal and state income tax provision (benefit) is summarized as follows for the years ended December 31, 2020 and 2019:

	2020	2019
	(In thousands)
Current
Federal	$—	$—
State	5	5
Foreign	—	—
Total current tax expense	5	5

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total tax expense	$5	$5

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2020 and 2019 are as follows:

	2020	2019
	(In thousands)
Deferred tax assets
Accrued employee compensation	$2,186	$1,159
NOLs and capital loss carryforwards	87,623	69,139
Credit carryforwards	114,986	106,183
Equity compensation	3,961	3,247
R&D capitalized costs	44,051	32,070
Start-up costs	43,836	44,077
Other	137	106
Total deferred tax assets	$296,780	$255,981

Deferred tax liabilities
Fixed asset basis	$(1,876)	$(1,547)
Other	(236)	(319)
Total deferred tax liabilities	$(2,112)	$(1,866)

Valuation allowance	$(294,668)	$(254,115)
Net deferred taxes	$—	$—

Topic 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that the Company assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, the Company believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The Company may be subject to the NOL utilization provisions of Section 382 of the Internal Revenue Code of 1986, as amended. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company’s capital during a specified period prior to the change, and the federal published interest rate. The Company has not completed a Section 382 analysis to determine if a change in ownership has occurred. Until an analysis is completed, there can be no assurance that the existing net operating loss carry-forwards or credits are not subject to significant limitation

Net operating losses and tax credit carryforwards as of December 31, 2020 are as follows:

	Amount	Expiration Years
	(In thousands)
Net operating losses, federal – Expiring	$153,787	2036 – 2037
Net operating losses, federal – Indefinite	95,079	Indefinite
Net operating losses, state	506,204	2037 – 2038
Net operating losses, foreign	48	Indefinite
Tax credits, federal	84,681	2037 – 2040
Tax credits, state	74,749	Indefinite

In the ordinary course of its business the Company incurs costs that, for tax purposes, are determined to be qualified research expenditures within the meaning of IRC §41 and are, therefore, eligible for the Increasing Research Activities credit under IRC §41. For the years ended December 31, 2020 and

2019, the Company utilized the separate return approach for the purpose of presenting the consolidated financial statements, including the tax provisions and the related deferred tax assets and liabilities. The historic operations of the Company reflect a separate return approach for each jurisdiction in which the Company had a presence and the Parent Company filed tax return for the years ended December 31, 2020 and 2019.

(b)    Tax Rate Reconciliation

The Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act reduces the U.S. federal corporate tax rate to 21% and created a new requirement that Global Intangible Low Taxed Income (“GILTI”) which is based on income earned by foreign subsidiaries must be included in the gross income of the U.S. stockholder. Under U.S. GAAP, the Company is permitted to make an accounting policy election to either treat taxes due on future inclusions in U.S. taxable income related to GILTI as a current-period expense when incurred or to factor such amounts into its measurement of deferred taxes. The Company has made a policy election to treat such amounts as period costs and therefore has not made an adjustment to deferred income taxes for GILTI.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. In addition, governments around the world have enacted or implemented various forms of tax relief measures in response to the economic conditions in the wake of COVID-19. As of December 31, 2020, neither the CARES Act nor changes to income tax laws or regulations in other jurisdictions had a significant impact on the Company’s effective tax rate. The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2020	2019
	(In thousands)
Statutory rate	$(25,518)	$(40,872)
State taxes, net of federal benefit	(6,637)	(10,146)
Meals & entertainment	193	277
Permanent adjustments	214	187
Equity compensation	5	(2)
Other deferred adjustment	(4)	—
General business credits	(8,803)	(12,921)
Change in valuation allowance	40,555	63,482
Income tax expense	$5	$5

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The Company records income tax expense for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records valuation allowances to reduce its deferred tax assets to the net amount that it believes is more likely than not to be realized. Its assessment considers the recognition of deferred tax assets on a jurisdictional basis. Accordingly, in assessing its future taxable income on a jurisdictional basis, the Company considers the effect of its transfer pricing policies on that income. The Company has placed a full valuation allowance against U.S. federal and state deferred tax assets since the recovery of the assets is uncertain.

In accordance with Topic 740 and based on all available evidence, the Company believes that it is more likely than not that its deferred tax assets will not be utilized within their respective carryforward periods and has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2020 and 2019. The Company assesses on a periodic basis the likelihood that it will be able to recover its deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income or losses, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for the valuation allowance.

As of December 31, 2020, the Company had federal net operating loss carryforwards of $248.9 million, of which $153.8 million will begin to expire in 2036 and the remainder will carryforward indefinitely. The Company has state net operating losses of $506.2 million and these carryforwards will begin to expire in 2026. In addition, the Company has research and development tax credit carryforwards of $84.7 million for federal income tax purposes and $74.7 million for California tax purposes. The federal research and development tax credit carryforwards will begin to expire in 2025. The California state research and development tax credit will carry forward indefinitely. The Company’s ability to use its net operating loss carryforwards and federal and state tax credit carryforwards to offset future taxable income and future taxes, respectively, may be subject to restrictions attributable to equity transactions that result in changes in ownership as defined by Internal Revenue Code Section 382.

(c)     Uncertain Tax Positions

The Company believes it has provided adequate reserves for all tax deficiencies or reductions in tax benefits that could result from federal, state and foreign tax audits. The Company regularly assesses the likely outcomes of these audits in order to determine the appropriateness of the Company’s tax provision. The Company adjusts its uncertain tax positions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular audit. However, income tax audits are inherently unpredictable and there can be no assurance that the Company will accurately predict the outcome of these audits. The amounts ultimately paid on resolution of an audit could be materially different from the amounts previously included in the Provision for taxes and therefore the resolution of one or more of these uncertainties in any particular period could have a material impact on net earnings or cash flows.

As of December 31, 2020, and 2019, the Company has total uncertain tax positions of $31.9 million and $29.4 million, respectively. The Company estimates that these liabilities would be reduced by $31.9 million and $29.4 million, respectively, from offsetting tax benefits associated with the correlative effects of net operating losses and other timing adjustments. The net amounts of all years, if not required, would favorably affect the Company’s effective tax rate. No interest or penalties have been recorded related to the uncertain tax positions.

	2020	2019
	(In thousands)
Balance at the beginning of the year	$29,448	$14,851

Increases:
For current year’s tax positions	2,438	6,440
For prior years’ tax position		8,157

Decreases:
For prior years’ tax positions	—	—
Statute of limitations	—	—
Settlements with taxing authorities	—	—
Other decreases	—	—
Gross balance at the end of the year	$31,886	$29,448

It is not expected that there will be a significant change in the Company’s uncertain tax positions in the next 12 months. The Company is subject to U.S. federal and state income taxes as well as to income taxes in multiple state jurisdictions, and various foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. As of the date of the financial statements, there are no tax examinations in progress. The statute of limitations for tax years ending after and including December 31, 2017 are open for federal, state, and foreign tax purposes, respectively.